Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 181,758	$ 208,056
Restricted cash, current (Note 8)	5,121	3,769
Trade accounts receivable,net	12,572	10,889
Inventories (Note 4)	14,534	14,247
Due from managers	1,430	0
Due from related parties (Note 3)	922	1,209
Prepaid expenses and other receivables	5,641	8,604
Derivative asset, current (Note 18)	41	0
Other current assets	6,447	5,284
Total Current Assets	228,466	252,058
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	64,570	127,910
Vessels and other fixed assets, net (Note 5)	1,707,209	1,757,552
Total Fixed Assets	1,771,779	1,885,462
OTHER NON-CURRENT ASSETS
Long-term investment (Note 3)	970	844
Restricted cash, non-current (Note 8)	8,883	10,228
Fair value of above market acquired time charter (Note 7)	0	254
Other non-current assets (Note 6)	1,604	0
TOTAL ASSETS	2,011,702	2,148,846
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	0	127,141
Lease commitments short term (Note 5 & Note 8)	6,235	4,490
Accounts payable	5,200	9,436
Due to related parties (Note 3)	356	422
Due to managers	0	2,291
Accrued liabilities (Note 14)	11,719	14,773
Derivative liability, current (Note 18)	2,549	5,931
Deferred revenue	2,060	2,465
Total Current Liabilities	28,119	166,949
NON-CURRENT LIABILITIES
8.00% 2019 Notes, net of unamortized deferred finance fees of $1,677 and $1,243, respectively (Note 8)	48,757	48,323
Long term debt, net of current portion and unamortized deferred finance fees of $14,360 and $9,214, respectively (Note 8)	743,719	720,237
Lease commitments long term, net of unamortized deferred finance fees of $nil and $39, respectively (Note 5 & Note 8)	152,613	75,030
Derivative liability, non-current (Note 18)	796	2,518
Other non-current liabilities	468	431
TOTAL LIABILITIES	974,472	1,013,488
COMMITMENTS & CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2015 and 2016 (Note 9)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 43,821,114 and 56,628,907 shares issued and outstanding at December 31, 2015 and 2016, respectively (Note 9)	566	438
Additional paid in capital (Note 9)	2,063,490	2,008,440
Accumulated other comprehensive income/(loss) (Note 18)	(294)	(1,216)
Accumulated deficit	(1,026,532)	(872,304)
Total Stockholders' Equity	1,037,230	1,135,358
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,011,702	$ 2,148,846